Share-Based Compensation Plans - Stock Options Narratives (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation	$ 31.1	$ 40.6	$ 31.5
Stock option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award vesting period	4 years
Expiration period	10 years
Share-based compensation	$ 3.2	6.8	7.5
Fair value of options vested	3.2	$ 11.1	$ 9.0
Total unrecognized compensation cost, net of estimated forfeitures	$ 2.1
Total unrecognized compensation cost, weighted-average period for recognition	1 year 3 months 18 days
Risk-free interest rate term	5 years
Weighted average of daily historical volatility of Company's stock price, weight (as a percent)	75.00%
Implied volatility based on exchange traded options for Company's common stock, weight (as a percent)	25.00%
Weighted-average grant-date fair value of options granted (in dollars per share)	$ 21.66	$ 25.64	$ 17.99
Stock option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price (as a percent)	100.00%